Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEO		Average of Non-PEO NEOs		Value of $100 Initial Investment Based On:
Year[1]	SCT Total Compensation	Compensation Actually Paid[2]	SCT Total Compensation	Compensation Actually Paid[2]	Cumulative TSR[3]	Net (Loss) Income ($000)
2025	$2,481,070	$1,783,099	$937,834	$693,711	$0.36	$(6,988)
2024	$484,855	$484,855	$339,729	$339,729	$0.10	$(9,072)
2023	$444,782	$444,782	$364,018	$364,102	$0.37	$(12,010)

Named Executive Officers, Footnote [Text Block]		The PEO for all three covered years was Ezra Beyman. The non-PEO NEOs for all three covered years were Joel Markovits and Yaakov Beyman.
PEO Total Compensation Amount		$ 2,481,070	$ 484,855	$ 444,782
PEO Actually Paid Compensation Amount	[1]	$ 1,783,099	484,855	444,782
Equity Valuation Assumption Difference, Footnote [Text Block]

Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023		2024		2025
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

Summary Compensation Table Reported Compensation	$444,782	$364,018	$484,855	$339,729	$2,481,070	$937,834

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$105,840	$78,351	$55,278	$39,229	$1,705,060	$636,614

Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$-	$-	$-	$-	$-	$-

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$-	$-	$-	$-	$-	$-

Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$-	$-	$-	$-	$-	$-

Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$105,840	$78,435	$55,278	$39,229	$1,007,089	$392,191

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$-	$-	$-	$-	$-	$-

Total Compensation Actually Paid	$444,782	$364,102	$484,855	$339,729	$1,783,099	$693,711

Non-PEO NEO Average Total Compensation Amount		$ 937,834	339,729	364,018
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	693,711	339,729	364,102
Total Shareholder Return Amount	[2]	0.36	0.10	0.37
Net Income (Loss) Attributable to Parent		(6,988)	(9,072)	(12,010)
PEO [Member] | Grant Date Fair Value of Equity Awards Reported in Stock Awards Column of SCT for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,705,060	55,278	105,840
PEO [Member] | For any Awards Granted in any Prior Fiscal Year that were Forfeited during the Covered Fiscal Year the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value of the Covered Fiscal Year of all Equity Awards Granted During the Covered Fiscal Year that Outstanding and Unvested of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value of the Covered Fiscal Year of any Equity Awards Granted in any Prior Fiscal Year that Outstanding and Unvested of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | For Awards that Granted and Vest in Fiscal Year Fair Value of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,007,089	55,278	105,840
PEO [Member] | Change in Fair Value of Vesting Date of any Awards Granted in any Prior Fiscal Year for which all Applicable Vesting Conditions were Satisfied or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Reported in Stock Awards Column of SCT for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		636,614	39,229	78,351
Non-PEO NEO [Member] | For any Awards Granted in any Prior Fiscal Year that were Forfeited during the Covered Fiscal Year the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value of the Covered Fiscal Year of all Equity Awards Granted During the Covered Fiscal Year that Outstanding and Unvested of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of the Covered Fiscal Year of any Equity Awards Granted in any Prior Fiscal Year that Outstanding and Unvested of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | For Awards that Granted and Vest in Fiscal Year Fair Value of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		392,191	39,229	78,435
Non-PEO NEO [Member] | Change in Fair Value of Vesting Date of any Awards Granted in any Prior Fiscal Year for which all Applicable Vesting Conditions were Satisfied or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts reported in this column are based on total compensation reported for our PEO and our non-PEO NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
[2]	Total shareholder return (“TSR”) was calculated from December 31, 2022.